INCOME TAXES (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Percent	25.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 0.2	$ 2.6
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Tax Cuts and Jobs Act, Change in Tax Rate, Deferred Tax Asset, Income Tax Expense	$ 9.8